3. Loans, Nonaccrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-accrual loans
Non-accrual loans	$ 13,836	$ 17,630
Construction and land development
Non-accrual loans
Non-accrual loans	6,546	9,253
Single-family residential
Non-accrual loans
Non-accrual loans	2,980	2,491
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	1,990	2,232
Commercial Real Estate
Non-accrual loans
Non-accrual loans	2,043	3,263
Total real estate loans
Non-accrual loans
Non-accrual loans	13,559	17,239
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	250	344
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 27	$ 47